SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events [Abstract]
Oil and gas revenues	$ 1,103,975	$ 5,046,559
Lease operating costs	(770,133)	(1,412,093)
Depletion, accretion and impairment	(5,987,722)	(4,949,830)
Result of oil and gas producing activities before income taxes	(5,653,880)	(1,315,364)
Provision for income taxes
Total	$ (5,653,880)	$ (1,315,364)